Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance (in shares) at Dec. 31, 2012		4,861,411
Beginning Balance at Dec. 31, 2012	$ 88,868,830	$ 972,282	$ 3,620,967	$ 4,347,546	$ 79,928,035
Net income	7,149,860				7,149,860
Dividends paid ($0.88 per share)	(4,285,371)				(4,285,371)
Options exercised (in shares)		8,703
Options exercised	128,950	$ 1,700	127,250
Other comprehensive income (loss), net	(25,596,067)			(25,596,067)
Ending Balance (in shares) at Dec. 31, 2013		4,870,114
Ending Balance at Dec. 31, 2013	66,266,202	$ 973,982	3,748,217	(21,248,521)	82,792,524
Net income	7,449,759				7,449,759
Dividends paid ($0.88 per share)	(4,341,076)				(4,341,076)
Restricted Stock Granted (in shares)		7,500
Restricted Stock Granted		$ 1,500	(1,500)
Stock compensation expense	115,000		115,000
Other comprehensive income (loss), net	12,367,901			12,367,901
Ending Balance (in shares) at Dec. 31, 2014		4,877,614
Ending Balance at Dec. 31, 2014	81,857,786	$ 975,482	3,861,717	(8,880,620)	85,901,207
Net income	7,588,901				7,588,901
Dividends paid ($0.88 per share)	(4,540,748)				(4,540,748)
Stock Repurchased	(390,205)	$ (3,807)	(386,398)
Stock Repurchased (in shares)		(19,035)
Options exercised (in shares)		1,500
Options exercised	27,000	$ 341	26,659
Excess Tax Benefits	1,001		1,001
Restricted Stock Granted (in shares)		15,000
Restricted Stock Granted		$ 3,000	(3,000)
Stock compensation expense	117,300		117,300
Other comprehensive income (loss), net	1,764,301			1,764,301
Ending Balance (in shares) at Dec. 31, 2015		4,875,079
Ending Balance at Dec. 31, 2015	$ 86,425,336	$ 975,016	$ 3,617,279	$ (7,116,319)	$ 88,949,360